Income Taxes Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
US Federal statutory tax rate	34.00%	34.00%	34.00%
Operating Loss Carryforwards	$ 16.1